COMMITMENTS AND CONTINGENCIES	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES	NOTE 3 – COMMITMENTS AND CONTINGENCIES The Company did not have any commitments or contingencies as of September 30, 2024.

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares are entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Initial Public Offering. The holders of the majority of these securities are entitled to make up to three demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which the Founder Shares are to be released from escrow. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our consummation of our Initial Business Combination.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of its prospectus to purchase up to 1,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On September 23, 2021, the underwriters exercised the over-allotment option in full and purchased an additional 1,500,000 Units (the “Over-Allotment Units”), generating gross proceeds of $15,000,000 on September 27, 2021.

The underwriters received a cash underwriting discount of $0.20 per Unit, or $2,300,000 in the aggregate, and were paid offering expenses of $100,000 upon the closing of the Initial Public Offering including the overallotment.

Finder’s Fee Agreement

On July 12, 2022, the Company entered into a finder’s fee agreement with a third-party finder (“Finder”), payable only upon the successful consummation of an Initial Business Combination with a merger target company identified and introduced by the Finder and acknowledged by the Company in writing during the retention period, which shall be one year after origination and will continue for one year after such period, unless terminated earlier. For purposes of the agreement, the finder’s fee shall be calculated as 1% of the sum of any cash and noncash consideration actually delivered and paid in connection with an Initial Business Combination.

Agent Agreement

On July 19, 2022, the Company entered an agent agreement with a FINRA registered broker-dealer (“Agent”), by which the Company engaged the Agent as its non-exclusive agent to use commercially reasonable efforts to refer the Company to potential target companies for an Initial Business Combination. If the Company completes a transaction with any such target company referred to by the Agent within 18 months after such referral, the Agent shall be paid a success fee based upon the transaction value, which shall become due and payable concurrently with the Initial Business Combination.

Chardan Capital Markets, LLC M&A / Capital Markets Advisory Agreement

On July 23, 2022, the Company entered a M&A/Capital Markets Advisory Agreement (“M&A Agreement”) with Chardan Capital Markets, LLC (“Chardan”), by which Chardan shall assist and advise the Company in completing an Initial Business Combination. In the event an Initial Business Combination is consummated during the term of the M&A Agreement, the Company shall pay to Chardan at the closing of the Initial Business Combination a fee (the “M&A Fee”) as described below. If the M&A Fee is to be based on the “Aggregate Value” of an Initial Business Combination, such term means, without duplication, an amount equal to the sum of the aggregate value of any securities issued, promissory notes delivered by the Company to a target company in connection with an Initial Business Combination, and any other cash and non-cash consideration (using such values as set forth in such Initial Business Combination’s definitive agreement) delivered and paid in connection with an Initial Business Combination, and the amount of all debt and debt-like instruments of the target company immediately prior to closing that (a) are assumed or acquired by the Company or (b) retired or defeased in connection with such Business Combination less any amounts of a financing relating to such Initial Business Combination (a “Financing”) that are the basis of a Financing Fee (as defined below). Even if an Initial Business Combination is not consummated prior to the expiration or termination of the M&A Agreement, Chardan shall be entitled to the full M&A Fee with respect to any transaction consummated involving a party introduced to the Company by Chardan (an “Introduced Party”) that occurs within 18 months of the expiration or termination of the M&A Agreement or within 12 months of the expiration or termination of the M&A Agreement for any party not deemed an Introduced Party.

In the event an Initial Business Combination is consummated involving a party other than an Introduced Party, the Company will pay to Chardan an M&A Fee equal to the greater of $800,000 or 1% of the Aggregate Value of the Initial Business Combination, paid at the close of the Initial Business Combination. In the event an Initial Business Combination is consummated with an Introduced Party as business combination target, the Company shall pay to Chardan an aggregate M&A Fee based on the Aggregate Value of the Initial Business Combination according to the following schedule:

●	3% of the first $100 million Aggregate Value;
●	2% of the Aggregate Value greater than $100 million but less than $200 million;
●	1% of the Aggregate Value greater than $200 million.

The M&A Fee will be paid either in cash out of the flow of funds from the Trust Account or in registered and free trading securities of the Company, as the parties may agree.

The Company will pay a cash fee equal to 5% of the aggregate sales price of securities sold in the financing to introduced parties and a cash fee equal to 1% of the aggregate sales price of public or private securities sold in a financing transaction to investors other than introduced parties (collectively, the “Financing Fee”). If such sale of securities occurs through multiple closings, then a pro rata portion of such fee shall be paid upon each closing. The Financing Fee will be paid in cash from the flow of funds from the Financing.

The Company will pay Chardan up to $150,000 in aggregate for reimbursable out of pocket expenses.

As of December 31, 2024 and 2023, the Company recorded deferred underwriting commissions of $4,025,000 payable to Chardan only upon completion of its Initial Business Combination.

Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

The Company may be subject to various other claims, both asserted and unasserted, that arise in the ordinary course of business. The Company evaluates these claims and records the related liabilities. It is possible that the ultimate liabilities could differ from the amounts recorded. The Company is not aware of any such commitments and contingencies as of June 30, 2024 and December 31, 2023, and as of the date of this Report.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

The Company may be subject to various other claims, both asserted and unasserted, that arise in the ordinary course of business. The Company evaluates these claims and records the related liabilities. It is possible that the ultimate liabilities could differ from the amounts recorded. The Company is not aware of any such commitments and contingencies as of December 31, 2023 and as of the date of this Annual Report.